Business combinations - Summary of Purchase Price of Assets and Liabilities Acquired (Details) - NetFortris - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 28, 2022
Consideration
Cash consideration on closing		$ 43,868
Net working capital adjustment		(8,942)
Cash held in escrow for working capital		350
Cash held in escrow for telecom taxes		3,400
Cash held in escrow for indemnification		2,800
Additional consideration for earn out		6,543
Common shares issued on closing		13,122
Common shares reserved in escrow for indemnification		3,679
Aggregate purchase price		64,820
Purchase price allocation
Cash	$ 1,706
Trade receivables	1,822
Inventories	416
Property and equipment	4,172
Right-of-use assets	3,277
Other current assets	796
Other non-current assets	370
Deferred income tax asset	11,091
Accounts payable and accrued liabilities	(9,442)
Sales tax payable	(5,506)
Contract liabilities	(1,666)
Lease obligations on right-of-use assets	(3,277)
Other non-current liabilities	(235)
Intangible assets	29,000
Goodwill	32,296
Identifiable assets acquired (liabilities assumed)	$ 64,820
Aggregate purchase price		$ 64,820